SCHEDULE OF RECONCILIATION ACTUAL BENEFIT OF(PROVISION FOR) INCOME TAXES (Details) - USD ($)	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2024
Income Tax Disclosure [Abstract]
Income tax expense at the statutory rate of 17%	$ (1,396,593)	$ 35,685	$ 26,049
Statutory tax, percent	24.00%
Foreign tax effects cayman, amount	$ 911,875
Foreign tax effects cayman, percent	(15.70%)
Foreign tax effects united states, amount	$ 386,128
Foreign tax effects united states, percent	(6.60%)
Changes in valuation allowance, amount	$ 4,030,953
Changes in valuation allowance, percent	(69.30%)
Tax attributes expirations, amount	$ (3,861,091)
Tax attributes expirations, percent	66.40%
Others, amount	$ 216,266
Others, percent	(3.70%)
Other jurisdictions, amount	$ 12,997
Other jurisdictions, percent	(0.20%)
Effect of changes in tax laws or rates enacted in the current year, amount
Effect of changes in tax laws or rates enacted in the current year, percent
Effect of cross-border tax laws, amount
Effect of cross-border tax laws, percent
Changes in valuation allowance, amount	$ 94,888
Changes in valuation allowance, percent	(1.60%)
Nontaxable items, amount
Nontaxable or nondeductible items, percent
Tax effect of non-deductible expense	$ 9,895	3,341	124
Non-deductible expenses, percent	(0.20%)
Utilize prior year tax losses which not recorded deferred tax assets	$ 4,420	(44,469)	(1,396)
Prior year tax adjustments, percent	(0.10%)
Effective tax rate, amount	$ 23,610
Effective tax rate, percent	(0.40%)
Income before income tax expense	$ (5,819,139)	209,911	153,227
Tax effect of other temporary differences		(3,132)	1,094
Unrecognized deferred tax assets		8,575	(25,871)
Income taxes expense	$ 23,610